Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	4. INVENTORIES As of December 31, 2020, the Company had inventory assets for a total of $1,216,562. Inventory of $830,504 was recorded as of December 31, 2019.